Property And Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Leased Assets [Line Items]
Net carrying value of leased properties	$ 709	$ 728
Annual lease and rental income from operating lease	$ 42